BANK AND OTHER BORROWINGS (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Feb. 18, 2014 USD ($) $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)
Debt Instrument [Line Items]
Property and equipment pledged as collateral		¥ 111,728		¥ 138,321		$ 16,092
Accounts receivable used to secure bank borrowings		34,850		51,304		5,019
Net investment in direct financing leases		86,250		209,905		12,422
Restricted cash		¥ 568,494		¥ 555,035		$ 81,880
Short-term bank borrowings, weighted average interest rate		2.72%		1.71%		2.72%	1.71%
Proceeds received from long -term bank borrowing		¥ 16,500	$ 2,376	¥ 343,301	¥ 291,892
Loss on debt extinguishment				(36,648)
International Finance Corporation [Member]
Debt Instrument [Line Items]
Debt instrument, repayment term		Remaining repaid on February 29, 2016 and May 31, 2016 in two equal installments.	Remaining repaid on February 29, 2016 and May 31, 2016 in two equal installments.
Debt instrument, conversion term		The loan gives IFC the right to convert the loan in whole or in part, at any time prior to the fifth anniversary of the date of the disbursement of the loan, into ADSs of the Company at the conversion price in effect at such time.	The loan gives IFC the right to convert the loan in whole or in part, at any time prior to the fifth anniversary of the date of the disbursement of the loan, into ADSs of the Company at the conversion price in effect at such time.
Conversion price per ADS | $ / shares	$ 6.90
Long -term bank borrowing	$ 14,149
Principal amount of loan	20,000
Proceeds received from long -term bank borrowing	20,000
Fair value of the bifurcated compound derivative	$ 5,851			64,804
Principal amount of loan							$ 10,000
Loss on debt extinguishment | ¥		¥ 36,648
Line of Credit Entered into by Subsidiary [Member]
Debt Instrument [Line Items]
Net investment in direct financing leases		75,506		143,440		$ 10,875
Short-term Bank Borrowings [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity of credit line		¥ 583,538		¥ 939,508		$ 84,047
Long-term Bank and Other Borrowings [Member]
Debt Instrument [Line Items]
Long-term bank and other borrowings, weighted average interest rate		7.44%		5.27%		7.44%	5.27%
Maximum borrowing capacity of credit line		¥ 277,136		¥ 250,468		$ 39,916
Short Term Bank Credit Lines [Member]
Debt Instrument [Line Items]
Unutilized bank credit lines		1,529,065				220,231
Long-term loan agreement [Member] | Gopher [Member]
Debt Instrument [Line Items]
Long -term bank borrowing						24,856
Principal amount of loan | ¥		172,575
Principal amount of loan								$ 25,000
Interest rate (as a percent)								9.00%
Accrued interest		¥ 5,894				$ 849